Cover	Oct. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2023
Entity File Number	001-38909
Entity Registrant Name	AGBA GROUP HOLDING LIMITED
Entity Central Index Key	0001769624
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	AGBA Tower
Entity Address, Address Line Two	68 Johnston Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	3601 8363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, $0.001 par value
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	AGBA
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-half of one Ordinary Share for $11.50 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for one-half of one Ordinary Share for $11.50 per full share
Trading Symbol	AGBAW
Security Exchange Name	NASDAQ